ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	3 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 21 - ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following is changes in Accumulated Other Comprehensive Income (Loss) by component, net of tax for the three months ended December 31, 2013 (in thousands):

Unrealized Gains and
Losses On Available-
For-Sale Securities

Beginning balance	$(780)

Other comprehensive income
before reclassification	(71)

Amounts reclassified from
accumulated other
comprehensive income	-

Net current period other
comprehensive income	(71)

Ending balance	$(851)

NOTE 11 – ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table is changes in Accumulated Other Comprehensive Income (Loss) by component, net of tax for the three and nine months ended September 30, 2014.

	Unrealized Gains and Losses on Available-for-Sale Securities
(in thousands)	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
Beginning balance	$160	$70	$(851)	$1,422

Other comprehensive income (loss), net of tax before reclassification	(112)	(835)	1,093	(2,187)

Amounts reclassified from accumulated to other comprehensive income for gains on sale of securities, net of tax expense of $0 and $7 for the three months ended September 30, 2014 and 2013 and $100 and $7 for the nine months ended September 30, 2014 and 2013 respectively.	-	(15)	(194)	(15)

Net current period other comprehensive income (loss)	(112)	(850)	899	(2,202)

Ending Balance	$48	$(780)	$48	$(780)